EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Payments for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2016	2015	2014
(millions of Canadian $)

DB Plans	111	96	73
Other post-retirement benefit plans	8	6	6
Savings and DC Plans	52	41	37
	171	143	116

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2016	2015	2016	2015

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	2,780	2,658	225	216
Service cost	107	108	3	3
Interest cost	127	115	13	10
Employee contributions	4	4	2	—
Benefits paid	(204)	(129)	(16)	(7)
Actuarial loss/(gain)	111	(57)	(8)	(11)
Acquisition of Columbia	527	—	151	—
Settlement loss	2	—	—	—
Foreign exchange rate changes	2	81	2	14
Benefit obligation – end of year	3,456	2,780	372	225
Change in Plan Assets
Plan assets at fair value – beginning of year	2,591	2,398	45	39
Actual return on plan assets	227	160	14	(1)
Employer contributions[2]	111	96	8	6
Employee contributions	4	4	2	—
Benefits paid	(204)	(129)	(16)	(7)
Acquisition of Columbia	475	—	294	—
Foreign exchange rate changes	4	62	7	8
Plan assets at fair value – end of year	3,208	2,591	354	45
Funded Status – Plan Deficit	(248)	(189)	(18)	(180)

1
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes $233 million in letters of credit provided to the Canadian DB Plans for funding purposes (2015 – $214 million).

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized in the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2016	2015	2016	2015

Intangible and other assets (Note 12)	—	—	189	18
Accounts payable and other	—	—	(7)	(7)
Other long-term liabilities (Note 15)	(248)	(189)	(200)	(191)
	(248)	(189)	(18)	(180)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2016	2015	2016	2015

Projected benefit obligation[1]	(3,456)	(2,780)	(207)	(198)
Plan assets at fair value	3,208	2,591	—	—
Funded Status – Plan Deficit	(248)	(189)	(207)	(198)

1	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2016	2015
(millions of Canadian $)

Accumulated benefit obligation	(3,202)	(2,600)
Plan assets at fair value	3,208	2,591
Funded Status – Plan Surplus/(Deficit)	6	(9)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for Plans Not Fully Funded
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2016	2015
(millions of Canadian $)

Accumulated benefit obligation	(990)	(807)
Plan assets at fair value	868	680
Funded Status – Plan Deficit	(122)	(127)

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2016	2015	2016

Debt securities	31%	34%	25% to 40%
Equity securities	63%	66%	45% to 75%
Alternatives	6%	—	5% to 15%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2016	2015	2016	2015

Debt securities	9	2	0.2%	0.1%
Equity securities	4	4	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For further information on the fair value hierarchy, refer to Note 24, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

Asset Category
Cash and Cash Equivalents	22	44	12	2	—	—	34	46	1	2
Equity Securities:
Canadian	388	317	143	147	—	—	531	464	15	17
U.S.	504	589	476	40	—	—	980	629	27	24
International	39	38	327	300	—	—	366	338	10	13
Global	—	—	235	154	—	—	235	154	7	6
Emerging	7	7	137	143	—	—	144	150	4	6
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	192	206	—	—	192	206	5	8
Provincial	—	—	179	202	—	—	179	202	5	8
Municipal	—	—	8	7	—	—	8	7	—	—
Corporate	—	—	126	113	—	—	126	113	4	4
U.S. Bonds:
Federal	—	—	82	—	—	—	82	—	2	—
State	—	—	41	50	—	—	41	50	1	2
Municipal	—	—	39	—	—	—	39	—	1	—
Corporate	—	—	188	57	—	—	188	57	5	2
International:
Government	—	—	6	—	—	—	6	—	—	—
Corporate	—	—	21	25	—	—	21	25	1	1
Mortgage backed	—	—	62	58	—	—	62	58	2	2
Other Investments:
Real Estate	—	—	—	—	133	—	133	—	4	—
Infrastructure	—	—	—	—	58	—	58	—	2	—
Private equity funds	—	—	—	—	8	14	8	14	—	—
Funds held on deposit	129	123	—	—	—	—	129	123	4	5
	1,089	1,118	2,274	1,504	199	14	3,562	2,636	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)	Private Equity Funds

Balance at December 31, 2014	13
Purchases and sales	(1)
Realized and unrealized gains	2
Balance at December 31, 2015	14
Purchases and sales	183
Realized and unrealized gains	2
Balance at December 31, 2016	199

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2017	178	19
2018	183	19
2019	189	20
2020	196	20
2021	200	20
2022 to 2026	1,067	97

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2016	2015	2016	2015

Discount rate	4.00%	4.20%	4.15%	4.40%
Rate of compensation increase	1.20%	0.50%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2016	2015	2014	2016	2015	2014

Discount rate	4.20%	4.15%	4.95%	4.30%	4.20%	5.00%
Expected long-term rate of return on plan assets	6.70%	6.95%	6.90%	5.95%	4.60%	4.60%
Rate of compensation increase	0.80%	3.15%	3.15%	—	—	—

Schedule of Effects of a 1% Change in Assumed Health Care Cost Trend Rates
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	15	(13)

Schedule of Net Benefit Costs
The Company's net benefit cost recognized is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2016	2015	2014	2016	2015	2014

Service cost	107	108	85	3	3	2
Interest cost	127	115	113	13	10	10
Expected return on plan assets	(175)	(155)	(139)	(11)	(2)	(2)
Amortization of actuarial loss	20	35	21	2	3	2
Amortization of past service cost	—	2	2	—	1	—
Amortization of regulatory asset	27	23	18	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	2	2	2
Net Benefit Cost Recognized	106	128	100	10	18	15

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2016		2015		2014
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	268	23	247	28	348	39
Prior service cost	—	—	—	—	2	1
	268	23	247	28	350	40

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

	2016		2015		2014
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to OCI	(20)	(2)	(34)	(4)	(21)	(2)
Amortization of prior service costs from AOCI to OCI	—	—	(2)	(1)	(2)	—
Funded status adjustment	43	(5)	(67)	(7)	137	9
	23	(7)	(103)	(12)	114	7